Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

Note 8: Employee Benefit Plans

The following table provides the components of net periodic benefit expense (income) for the Company’s defined benefit pension plans:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Service costs	$0.6	$0.7	$1.9	$2.1
Interest costs	9.3	9.3	28.0	27.8
Expected return on plan assets	(10.9)	(11.1)	(32.8)	(33.4)
Amortization	0.9	0.4	2.7	1.3
Net periodic benefit expense (income)	$(0.1)	$(0.7)	$(0.2)	$(2.2)

The Company estimates pension plan contributions for 2013 to be approximately $36 million. During the nine months ended September 30, 2013, approximately $22 million was contributed to the United Kingdom plan and approximately $7 million was contributed to the U.S. plan.

Note 14: Employee Benefit Plans

Defined Contribution Plans

FDC maintains defined contribution savings plans covering virtually all of the Company’s U.S. employees and defined contribution pension plans for international employees primarily in the United Kingdom and Australia. The plans provide tax-deferred amounts for each participant, consisting of employee elective contributions, Company matching and discretionary Company contributions.

The following table presents the aggregate amounts charged to expense in connection with these plans:

Year ended December 31, (in millions)	Amount
2012	$45.2
2011	42.7
2010	41.1

Defined Benefit Plans

The Company has a defined benefit pension plan which is frozen and covers certain full-time employees in the U.S. The Company also has separate plans covering certain employees located primarily in the United Kingdom, Germany, Greece and Austria.

In December 2011, the Company received judicial confirmation that a change in U.K. law restricted the Company’s ability to eliminate the effects of future compensation increases on the plan’s benefits associated with a curtailment recorded in 2009.  As a result, benefits related to future compensation increases were reinstated but the plan remained frozen to benefit accruals related to length of service and all other factors.  The Company recorded a loss of approximately $7 million, net of income taxes, in other comprehensive income in 2011.  In December 2012, the Company initiated actions to freeze the plan benefits related to future salary increases subject to participant approval.  The Company expects to record a curtailment gain in other comprehensive income in 2013.

The Company uses December 31 as the measurement date for its plans.

The following table provides a reconciliation of the changes in the plans’ projected benefit obligations and fair value of assets for the years ended December 31, 2012 and 2011, as well as a statement of the funded status as of the respective period ends.

	As of December 31,
(in millions)	2012	2011
Change in benefit obligation
Benefit obligation at beginning of period	$798.5	$725.9
Service costs	5.0	6.1
Interest costs	37.7	39.8
U.K. plan benefit reinstatement	—	10.9
Actuarial (gain)/loss	79.0	35.7
Termination benefits (a)	0.1	0.9
Benefits paid	(29.8)	(27.5)
Foreign currency translation	18.6	6.7
Benefit obligation at end of period	909.1	798.5
Change in plan assets
Fair value of plan assets at the beginning of period	721.1	656.3
Actual return on plan assets	61.0	53.9
Company contributions	31.6	29.9
Benefits paid	(26.4)	(25.7)
Foreign currency translation	18.5	6.7
Fair value of plan assets at end of period	805.8	721.1
Funded status of the plans	$(103.3)	$(77.4)

(a)                  Related to restructuring activities in Europe.

	Year ended December 31,
(in millions)	2012	2011
U.K. plan:
Plan benefit obligations	$(659.5)	$(574.7)
Fair value of plan assets	658.3	588.4
Net pension (liabilities) assets (a) (b)	(1.2)	13.7

U.S. and other foreign plans:
Plan benefit obligations	(249.6)	(223.8)
Fair value of plan assets	147.5	132.7
Net pension liabilities (b)	$(102.1)	$(91.1)
Funded status of the plans	$(103.3)	$(77.4)

(a)                  Pension assets are included in the “Other long-term assets” line of the Consolidated Balance Sheets.

(b)                  Pension liabilities are included in the “Other long-term liabilities” line of the Consolidated Balance Sheets.

The accumulated benefit obligation for all defined benefit pension plans was $896.7 million and $786.8 million as of December 31, 2012 and 2011, respectively.

The following table summarizes the activity in other comprehensive income, net of tax:

	Year ended December 31,
(in millions)	2012	2011	2010
Total unrecognized gain/(loss) included in other comprehensive income at the beginning of period	$(88.8)	$(64.9)	$(93.4)
Unrecognized gain/(loss) arising during the period	(39.9)	(17.7)	27.1
U.K. plan benefit reinstatement	—	(7.0)	—
Amortization of deferred gains/(losses) to net periodic benefit expense (a)	1.3	0.8	1.4
Total unrecognized gain/(loss) included in other comprehensive income at end of period	$(127.4)	$(88.8)	$(64.9)

(a)                  Expected amortization of deferred losses to net periodic benefit expense in 2013 is $4.0 million pretax.

Amounts recorded in other comprehensive income represent unrecognized net actuarial gains and losses. The Company does not have net transition assets or obligations.

The following table provides the components of net periodic benefit cost for the plans:

	Year ended December 31,
(in millions)	2012	2011	2010
Service costs	$5.0	$6.1	$3.1
Interest costs	37.7	39.8	40.0
Expected return on plan assets	(44.7)	(46.5)	(40.4)
Amortization	2.1	1.3	2.2
Net periodic benefit expense	$0.1	$0.7	$4.9

Assumptions. The weighted-average rate assumptions used in the measurement of the Company’s benefit obligations are as follows:

	As of December 31,
	2012	2011	2010
Discount rate	4.29%	4.75%	5.40%
Rate of compensation increase (a)	3.95%	3.77%	4.00%

(a)                  The rate of compensation increases generally apply to active plans.

The weighted-average rate assumptions used in the measurement of the Company’s net cost are as follows:

	Year ended December 31,
	2012	2011	2010
Discount rate	4.71%	5.21%	5.55%
Expected long-term return on plan assets	6.11%	6.83%	6.86%
Rate of compensation increase (a)	3.60%	4.24%	4.00%

(a)                  The rate of compensation increases generally apply to active plans.

Assumptions for the U.S. plans and the foreign plans are comparable in all of the above periods. The Company employs a building block approach in determining the long-term rate of return for plan assets with proper consideration of diversification and re-balancing. Historical markets are studied and long-term historical relationships between equities and fixed-income securities are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. Peer data and historical returns are reviewed to check for reasonableness and appropriateness. All assumptions are the responsibility of management.

Plan assets. The Company’s pension plan target asset allocation, based on the investment policy as of December 31, 2012, is as follows:

	Target	Target
	allocation	allocation
Asset Category	U.S. plans	Foreign plans
Equity securities	40%	60%
Debt securities	60%	40%

The Company employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities and plan funded status. The investment portfolio contains a diversified blend of equity and fixed-income investments. Furthermore, equity investments are diversified across U.S. and global equity investments. In addition, private equity securities comprise a very small part of the equity allocation. The fixed income allocation is a combination of fixed income investment strategies designed to contribute to the total rate of return of all plan assets while minimizing risk and supporting the duration of plan liabilities.

Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset and liability studies. The general philosophy of the Benefit Committee in setting the allocation percentages for the domestic plan shown above is to adhere to the appropriate allocation mix necessary to support the underlying plan liabilities as influenced significantly by the demographics of the participants and the frozen nature of the plan.

The goal of the Board of Trustees of the United Kingdom plan is the acquisition of secure assets of appropriate liquidity which are expected to generate income and capital growth to meet, together with new contributions from the Company, the cost of current and future benefits, as set out in the Trust Deed and Rules. The Trustees, together with the plan’s consultants and actuaries, further design the asset allocation shown above to limit the risk of the assets failing to meet the liabilities over the long term. Currently the equity allocation is diversified amongst both United Kingdom and non-United Kingdom equities from North America, Europe, Japan and Asia Pacific. A small portion is allocated to other global emerging market equity securities. Fixed income is allocated primarily to United Kingdom government bond securities with the remaining portion in investment-grade corporate bonds.

Fair value measurements. Financial instruments included in plan assets carried and measured at fair value on a recurring basis are classified in the table below according to the hierarchy described in Note 7 of these Consolidated Financial Statements:

	As of December 31, 2012
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments:
Cash and cash equivalents	$0.6	$—	$—	$0.6
Registered investment companies:
Cash management fund	1.8	—	—	1.8
Equity funds	58.8	—	—	58.8
Fixed income securities	—	42.6	—	42.6
Private investment funds—redeemable (a)	—	698.6	—	698.6
Private investment funds—non-redeemable	—	—	0.1	0.1
Insurance annuity contracts	—	—	3.3	3.3
Total investments at fair value	$61.2	$741.2	$3.4	$805.8

(a)                  42% of portfolio is invested in equity index funds, 57% in fixed income investments and 1% in other investments.

	As of December 31, 2011
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments:
Cash and cash equivalents	$3.2	$—	$—	$3.2
Registered investment companies:
Cash management fund	1.0	—	—	1.0
Equity funds	49.1	—	—	49.1
Fixed income funds	14.2	—	—	14.2
Fixed income securities	—	35.1	—	35.1
Private investment funds—redeemable (a)	—	613.1	—	613.1
Private investment funds—non- redeemable	—	—	1.0	1.0
Insurance annuity contracts	—	—	4.4	4.4
Total investments at fair value	$67.5	$648.2	$5.4	$721.1

(a)              46% of portfolio is invested in equity index funds and 54% in fixed income investments.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(in millions)	Insurance annuity contracts	Private investment funds non-redeemable
Beginning balance as of January 1, 2011	$4.4	$0.3
Transfer in from level 2 (a)	—	1.4
Settlements	—	(0.7)
Ending balance as of December 31, 2011	4.4	1.0
Actual return on plan assets	—	0.1
Settlements	(1.1)	(1.0)
Ending balance as of December 31, 2012	$3.3	$0.1

(a)                  The plans value transfers into Level 3 utilizing values as of the beginning of the period.

Registered investment companies. The Company’s domestic plan has investments in shares of mutual funds, primarily large cap, international and global equity funds, that are registered with the Securities and Exchange Commission. Prices of these funds are based on Net Asset Values (“NAV”) calculated by the funds and are publicly reported on national exchanges. The plan measures fair value of these investments using the NAV provided by the fund managers.

Fixed income securities. The Company’s domestic plan has investments in several fixed income securities, primarily corporate bonds. The bonds were valued under a market approach using observable inputs including reported trades, benchmark yields, broker/dealer quotes, issuer spreads and other standard inputs.

Private investment funds—redeemable. The Company’s domestic and United Kingdom plans are invested in shares or units of several private investment funds, not the underlying assets. Redeemable private investment funds include collective trusts, comingled funds, pooled funds, limited partnerships and limited liability corporations. The funds calculate NAV on a periodic basis and are available only from the fund managers. Private investment funds are redeemable at the NAV.

Private investment funds—non-redeemable. The Company’s domestic plan has investments in several partnerships (limited partnership and limited liability corporations) for which the plan has a limited ability to redeem or transfer its interests; therefore, there is an illiquid market in which the plan can exit these investments. As a result, the plan measures fair value of these investments using estimates of fair value which come from partner capital statements provided by the partnerships.

Insurance annuity contracts. The Company’s United Kingdom Plan is invested in several insurance annuity contracts. The value of these contracts is calculated by estimating future payments and discounting them to present value. As a result, there is no market for the Plan to exit these investments.

Contributions. Contributions to the plans in 2013 are expected to be approximately $42 million.

The estimated future benefit payments, which reflect expected future service, are expected to be as follows:

Year ended December 31, (in millions)	Amount

2013	$26.4
2014	27.3
2015	29.3
2016	32.1
2017	33.6
2018-2022	199.6

The Company’s post-retirement health care and other insurance benefits for retired employees are limited and immaterial.